Schedule II - Condensed Financial Information of Parent - Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Net investment income									$ 4,689.0	$ 4,697.9	$ 4,968.8
Realized capital gains (losses)									(2,534.8)	(1,280.8)	(1,531.4)
Other income									433.0	378.5	428.2
Total revenues	2,364.0	2,435.3	2,140.6	1,818.6	2,203.8	2,564.3	3,361.9	1,485.3	8,758.5	9,615.3	9,718.8
Expenses:
Interest expense									184.8	153.7	139.3
Operating expenses									2,686.7	3,155.0	3,030.8
Income (loss) before income taxes	627.6	420.0	(75.2)	(214.3)	(108.1)	373.9	853.1	(512.9)	758.1	606.0	277.8
Income tax expense (benefit)									(32.5)	(5.2)	175.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									790.6	611.2	102.8
Equity in earnings (losses) of subsidiaries, net of tax									0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	548.1	346.6	(82.2)	(212.0)	(22.7)	366.5	634.4	(505.2)	600.5	473.0	(88.1)
Parent Issuer
Revenues:
Net investment income									36.4	2.4	10.9
Realized capital gains (losses)									(39.2)	0	(42.2)
Other income									4.2	12.5	19.7
Total revenues									1.4	14.9	(11.6)
Expenses:
Interest expense									129.2	74.1	61.7
Operating expenses									8.8	30.5	11.9
Total expenses									138.0	104.6	73.6
Income (loss) before income taxes									(136.6)	(89.7)	(85.2)
Income tax expense (benefit)									(208.0)	(349.4)	363.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									71.4	259.7	(448.2)
Equity in earnings (losses) of subsidiaries, net of tax									529.1	213.3	360.1
Net income (loss) available to ING U.S., Inc.'s common shareholder									$ 600.5	$ 473.0	$ (88.1)